Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 101,662	$ 59,955
Equipment		(18,809)
Unrealized foreign exchange gain	(101,662)	(41,146)
Total